SHAREHOLDERS' EQUITY (Share Capital) (Details) - USD ($) $ / shares in Units, $ in Thousands	Jan. 31, 2021	Nov. 30, 2020	Apr. 30, 2019
Stockholders' Equity Note [Abstract]
Cash dividend declared per share	$ 0.63	$ 0.36	$ 0.45
Dividend payable	$ 35,003	$ 19,999	$ 24,864